UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30, 2006
                         ------------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                           TCM SMALL CAP GROWTH FUND
            SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2005 (UNAUDITED)

     SHARES                                                       VALUE
     ------                                                       -----
COMMON STOCKS - 95.48%

AEROSPACE & DEFENSE - 2.99%
      11,804   Argon ST, Inc. *<F1>                            $    365,688
      51,751   BE Aerospace, Inc. *<F1>                           1,138,522
     114,100   Ladish Co., Inc. *<F1>                             2,550,135
      69,547   SI International, Inc. *<F1>                       2,126,052
                                                               ------------
                                                                  6,180,397
                                                               ------------
AIR FREIGHT & LOGISTICS - 1.18%
      26,209   UTI Worldwide, Inc. ^<F2>                          2,433,243
                                                               ------------
AIRLINES - 1.11%
     137,395   AirTran Holdings, Inc. *<F1>                       2,202,442
       3,536   Copa Holdings SA - Class A *<F1>^<F2>                 96,533
                                                               ------------
                                                                  2,298,975
                                                               ------------
AUTO COMPONENTS - 2.01%
      84,768   Keystone Automotive Industries, Inc. *<F1>         2,668,497
      75,320   Tenneco, Inc. *<F1>                                1,477,025
                                                               ------------
                                                                  4,145,522
                                                               ------------
BITUMINOUS COAL AND LIGNITE SURFACE MINING - 0.56%
      30,501   James River Coal Co. *<F1>                         1,165,138
                                                               ------------
BUILDING PRODUCTS - 1.14%
      70,206   ElkCorp                                            2,363,134
                                                               ------------
CAPITAL MARKETS - 1.73%
      44,566   Affiliated Managers Group, Inc. *<F1>              3,576,421
                                                               ------------
CHEMICALS - 2.11%
      73,513   Airgas, Inc.                                       2,418,578
      54,651   Headwaters, Inc. *<F1>                             1,936,831
                                                               ------------
                                                                  4,355,409
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES - 2.42%
      57,180   Education Management Corp. *<F1>                   1,916,102
     104,350   Korn/Ferry International *<F1>                     1,950,301
      43,413   Resources Connection, Inc. *<F1>                   1,131,343
                                                               ------------
                                                                  4,997,746
                                                               ------------
COMMUNICATIONS EQUIPMENT - 2.24%
      70,516   ADC Telecommunications, Inc. *<F1>                 1,575,327
      13,079   Digi International, Inc. *<F1>                       137,199
      26,069   F5 Networks, Inc. *<F1>                            1,490,886
     167,024   Symmetricom, Inc. *<F1>                            1,414,693
                                                               ------------
                                                                  4,618,105
                                                               ------------
COMPUTERS & PERIPHERALS - 1.54%
     119,134   Electronics for Imaging, Inc. *<F1>                3,170,156
                                                               ------------
CONSTRUCTION & ENGINEERING - 4.13%
      83,053   Chicago Bridge & Iron Co. NV - ADR                 2,093,766
      53,235   McDermott International, Inc. *<F1>^<F2>           2,374,813
      42,138   URS Corp. *<F1>                                    1,584,810
      46,653   Washington Group International, Inc.               2,471,210
                                                               ------------
                                                                  8,524,599
                                                               ------------
ELECTRICAL EQUIPMENT - 0.96%
      49,937   Roper Industries, Inc.                             1,973,011
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.90%
      92,668   Amphenol Corp. - Class A                           4,101,486
      95,904   Electro Scientific Industries, Inc. *<F1>          2,316,082
      52,050   Flir Systems, Inc. *<F1>                           1,162,276
      25,843   Global Imaging Systems, Inc. *<F1>                   894,943
     162,676   GSI Group, Inc. *<F1>^<F2>                         1,766,661
      70,087   NovAtel, Inc. *<F1>^<F2>                           1,935,102
                                                               ------------
                                                                 12,176,550
                                                               ------------
ENERGY EQUIPMENT & SERVICES - 10.22%
      12,300   Atwood Oceanics, Inc. *<F1>                          959,769
       8,287   Basic Energy Services, Inc. *<F1>                    165,326
      64,291   Core Laboratories NV *<F1>^<F2>                    2,401,912
     137,257   Hornbeck Offshore Services, Inc. *<F1>             4,488,304
      54,616   NS Group, Inc. *<F1>                               2,283,495
     226,921   Pioneer Drilling Co. *<F1>                         4,068,693
      67,624   Tetra Technologies, Inc. *<F1>                     2,063,884
      69,069   Todco - Class A                                    2,628,766
      51,910   Veritas DGC, Inc. *<F1>                            1,842,286
      14,574   Willbros Group, Inc. *<F1>^<F2>                      210,449
                                                               ------------
                                                                 21,112,884
                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.62%
      50,706   Arthrocare Corp. *<F1>                             2,136,751
     118,932   Illumina, Inc. *<F1>                               1,676,941
      72,093   Intermagnetics General Corp. *<F1>                 2,299,767
      77,760   Schick Technologies, Inc. *<F1>                    2,562,892
      36,897   Sybron Dental Specialties, Inc. *<F1>              1,468,869
      75,641   Symmetry Medical, Inc. *<F1>                       1,466,679
                                                               ------------
                                                                 11,611,899
                                                               ------------
HEALTH CARE PROVIDERS & SERVICES - 9.78%
      36,984   The Advisory Board Co. *<F1>                       1,763,027
     121,022   Allscripts Healthcare Solutions, Inc. *<F1>        1,621,695
      34,286   Amedisys, Inc. *<F1>                               1,448,241
      42,060   America Service Group, Inc. *<F1>                    667,072
      13,624   American Healthways, Inc. *<F1>                      616,486
      47,393   Chemed Corp.                                       2,354,484
      38,257   DaVita, Inc. *<F1>                                 1,937,334
      56,822   Henry Schein, Inc. *<F1>                           2,479,712
      90,074   Option Care, Inc.                                  1,203,389
      71,665   Symbion, Inc. *<F1>                                1,648,295
     122,220   Trizetto Group *<F1>                               2,076,518
      74,276   United Surgical Partners
                 International, Inc. *<F1>                        2,387,973
                                                               ------------
                                                                 20,204,226
                                                               ------------
HOTELS RESTAURANTS & LEISURE - 2.74%
     177,745   Cosi, Inc. *<F1>                                   1,475,284
     159,895   La Quinta Corp. *<F1>                              1,781,230
      76,024   Orient-Express Hotels Ltd. - Class A               2,396,276
                                                               ------------
                                                                  5,652,790
                                                               ------------
INDUSTRIAL CONGLOMERATES - 0.95%
      39,339   Walter Industries, Inc.                            1,955,935
                                                               ------------
INSURANCE - 2.30%
      42,377   Delphi Financial Group, Inc. - Class A             1,949,766
      57,620   ProAssurance Corp. *<F1>                           2,802,637
                                                               ------------
                                                                  4,752,403
                                                               ------------
INTERNET & CATALOG RETAIL - 0.66%
      69,020   Insight Enterprises, Inc. *<F1>                    1,353,482
                                                               ------------
INTERNET SOFTWARE & SERVICES - 0.55%
      63,134   eCollege.com, Inc. *<F1>                           1,138,306
                                                               ------------
IT SERVICES - 3.85%
      83,596   Alliance Data Systems Corp. *<F1>                  2,976,018
      32,349   Global Payments, Inc.                              1,507,787
     153,364   MPS Group, Inc. *<F1>                              2,096,486
     155,816   Tyler Technologies, Inc. *<F1>                     1,368,064
                                                               ------------
                                                                  7,948,355
                                                               ------------
LEISURE EQUIPMENT & PRODUCTS - 0.77%
      84,683   Nautilus Group, Inc.                               1,580,185
                                                               ------------
MACHINERY - 7.24%
      47,160   Bucyrus International, Inc. - Class A              2,485,332
      32,850   ESCO Technologies, Inc. *<F1>                      1,461,497
      28,631   IDEX Corp.                                         1,177,020
     108,647   Joy Global, Inc.                                   4,345,880
      48,677   Kennametal, Inc.                                   2,484,474
     111,383   Westinghouse Air Brake Technologies Corp.          2,996,203
                                                               ------------
                                                                 14,950,406
                                                               ------------
MARINE - 0.45%
      30,778   American Commercial Lines, Inc. *<F1>                932,266
                                                               ------------
MEDIA - 1.80%
      70,529   DreamWorks Animation SKG,
                 Inc. - Class A *<F1>                             1,732,192
      22,300   Getty Images, Inc. *<F1>                           1,990,721
                                                               ------------
                                                                  3,722,913
                                                               ------------
METALS & MINING - 2.85%
      70,283   Century Aluminum Co. *<F1>                         1,842,117
      75,044   Metal Management, Inc.                             1,745,523
      78,473   Oregon Steel Mills, Inc. *<F1>                     2,308,676
                                                               ------------
                                                                  5,896,316
                                                               ------------
OIL & GAS - 1.45%
      18,853   Arch Coal, Inc.                                    1,498,814
      56,886   Range Resources Corp.                              1,498,377
                                                               ------------
                                                                  2,997,191
                                                               ------------
PERSONAL PRODUCTS - 0.47%
      48,566   Elizabeth Arden, Inc. *<F1>                          974,234
                                                               ------------
PHARMACEUTICALS - 1.06%
      68,349   Medicis Pharmaceutical Corp. - Class A             2,190,585
                                                               ------------
ROAD & RAIL - 0.50%
      10,194   Genesee & Wyoming, Inc. *<F1>                        382,785
      15,634   Landstar System, Inc.                                652,563
                                                               ------------
                                                                  1,035,348
                                                               ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.62%
      52,581   FormFactor, Inc. *<F1>                             1,284,554
     110,139   Tessera Technologies, Inc. *<F1>                   2,847,093
     129,819   Virage Logic Corp. *<F1>                           1,282,612
                                                               ------------
                                                                  5,414,259
                                                               ------------
SEMICONDUCTORS AND RELATED DEVICES - 0.99%
     136,799   Volterra Semiconductor Corp. *<F1>                 2,051,985
                                                               ------------
SOFTWARE - 5.62%
     187,035   Mentor Graphics Corp. *<F1>                        1,933,942
     526,786   Parametric Technology Corp. *<F1>                  3,213,394
     111,473   Transaction Systems Architects, Inc. *<F1>         3,209,308
     102,232   Wind River Systems, Inc. *<F1>                     1,509,967
      89,031   Witness Systems, Inc. *<F1>                        1,751,240
                                                               ------------
                                                                 11,617,851
                                                               ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.12%
      28,086   Tefron Ltd. *<F1>^<F2>                               243,506
                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.85%
     314,400   @Road, Inc. *<F1>                                  1,644,312
     133,793   Dobson Communications Corp. - Class A *<F1>        1,003,448
      56,801   Leap Wireless International, Inc. *<F1>            2,151,622
      74,371   Rural Cellular Corp. - Class A *<F1>               1,086,560
                                                               ------------
                                                                  5,885,942
                                                               ------------
TOTAL COMMON STOCKS (Cost $165,045,032)                        $197,201,673
                                                               ------------
SHORT-TERM INVESTMENTS - 1.12%
MONEY MARKET FUNDS - 1.12%
   1,431,154   SEI Daily Income Treasury Fund                  $  1,431,154
     889,836   SEI Daily Income Trust Government Fund               889,836
                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,320,990)                 $  2,320,990
                                                               ------------
TOTAL INVESTMENTS  (COST $167,366,022) - 96.60%                $199,522,663
Other Assets in Excess of Liabilities - 3.40%                     7,025,566
                                                               ------------
TOTAL NET ASSETS - 100.00%                                     $206,548,229
                                                               ------------
                                                               ------------

Percentages are calculated as a percent of net assets.

ADR       American Depository Receipt
*<F1>     Non-income producing security.
^<F2>     Foreign security trading on U.S. exchange.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows+<F3>:

Cost of investments                             $167,992,988
                                                ------------
Gross unrealized appreciation                     34,823,328
Gross unrealized depreciation                     (3,293,653)
                                                ------------
Net unrealized appreciation                     $ 31,529,675

+<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)/s/Robert M. Slotky
                             ---------------------------
                             Robert M. Slotky, President

     Date  February 23, 2006
           -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date  February 23, 2006
           -----------------

     By (Signature and Title)*<F4> /s/Eric W. Falkies
                                   --------------------------
                                   Eric W. Falkies, Treasurer

     Date  February 23, 2006
           -----------------

*<F4> Print the name and title of each signing officer under his or her signature.